UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2015

Date of reporting period:	11/30/2014

Item 1.	Schedule of Investments

Prudential Jennison Market Neutral Fund

Schedule of Investments

as of November 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.4%
LONG POSITIONS
COMMON STOCKS
Aerospace & Defense — 1.2%
Boeing Co. (The)	2,080	$279,469
Curtiss-Wright Corp.	629	44,596

		324,065

Airlines — 0.5%
Spirit Airlines, Inc.*	1,751	144,790

Auto Components — 0.1%
Dorman Products, Inc.*	353	16,707

Automobiles — 3.0%
General Motors Co.(a)	15,123	505,562
Tesla Motors, Inc.*(a)	1,387	339,149

		844,711

Banks — 3.8%
Bank of the Ozarks, Inc.	1,906	68,997
BankUnited, Inc.	1,870	56,474
BOK Financial Corp.	642	41,377
Columbia Banking System, Inc.	932	25,602
East West Bancorp, Inc.	3,401	125,055
First Republic Bank	1,406	72,451
Investors Bancorp, Inc.	3,607	38,992
JPMorgan Chase & Co.(a)	7,239	435,498
Pinnacle Financial Partners, Inc.	1,511	56,919
Prosperity Bancshares, Inc.	964	54,158
Signature Bank*	441	53,480
Wintrust Financial Corp.	816	36,467

		1,065,470

Biotechnology — 6.3%
ACADIA Pharmaceuticals, Inc.*	1,518	45,343
Alexion Pharmaceuticals, Inc.*(a)	2,382	464,252
Biogen Idec, Inc.*(a)	1,584	487,381
Celgene Corp.*(a)	5,347	607,900
Flexion Therapeutics, Inc.*	223	3,824
KYTHERA Biopharmaceuticals, Inc.*	1,269	48,539
Otonomy, Inc.*	47	1,129
Receptos, Inc.*	629	85,104

		1,743,472

Capital Markets — 0.2%
Artisan Partners Asset Management, Inc. (Class A Stock)	888	45,954

Chemicals — 1.0%
Albemarle Corp.	452	26,686
FMC Corp.(a)	4,764	259,162

		285,848

Commercial Services & Supplies — 0.5%
Mobile Mini, Inc.	1,932	80,159
West Corp.	1,809	56,513

		136,672

Construction & Engineering — 0.1%
Great Lakes Dredge & Dock Corp.	4,643	35,194

Consumer Finance — 1.3%
SLM Corp.(a)	37,856	366,446

Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co.*	1,295	24,890

Diversified Telecommunication Services — 0.2%
Cogent Communications Holdings, Inc.	504	17,852
Frontier Communications Corp.	6,954	49,026
Zayo Group Holdings, Inc.*	93	2,556

		69,434

Electric Utilities — 0.3%
NRG Yield, Inc. (Class A Stock)	866	41,040
Portland General Electric Co.	470	17,329
Westar Energy, Inc.	426	16,652

		75,021

Electrical Equipment — 0.1%
Polypore International, Inc.*	436	22,437

Electronic Equipment, Instruments & Components — 2.3%
Anixter International, Inc.	829	72,040
FEI Co.	254	21,753
Flextronics International Ltd.*(a)	48,676	539,817

		633,610

Energy Equipment & Services — 3.0%
Dril-Quip, Inc.*	603	48,089
Halliburton Co.(a)	9,094	383,767
Schlumberger Ltd.(a)	4,419	379,813
Superior Energy Services, Inc.	648	12,513

		824,182

Food & Staples Retailing — 0.3%
Diplomat Pharmacy, Inc.*	48	1,289
Fresh Market, Inc. (The)*	607	24,863
Sprouts Farmers Market, Inc.*	2,287	72,704

		98,856

Food Products — 5.1%
Adecoagro SA (Luxembourg)*	4,899	44,581
Bunge Ltd.(a)	5,477	497,147
Darling Ingredients, Inc.*	2,106	39,172
Hain Celestial Group, Inc. (The)*	771	87,293
Mondelez International, Inc. (Class A Stock)(a)	17,764	696,349
TreeHouse Foods, Inc.*	768	62,169

		1,426,711

Health Care Equipment & Supplies
Nevro Corp.*	86	2,321
Tandem Diabetes Care, Inc.*	470	6,641

		8,962

Health Care Providers & Services — 1.6%
Air Methods Corp.*	1,802	79,973
Amsurg Corp.*	859	44,299
Centene Corp.*	1,150	113,585
Envision Healthcare Holdings, Inc.*	657	23,232
Healthways, Inc.*	1,121	17,465
Molina Healthcare, Inc.*	1,053	53,829
MWI Veterinary Supply, Inc.*	396	64,714
Premier, Inc. (Class A Stock)*	819	27,862
Team Health Holdings, Inc.*	530	30,295

		455,254

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.(a)	15,502	684,568
Cheesecake Factory, Inc. (The)	622	30,124
Del Frisco’s Restaurant Group, Inc.*	1,582	35,152
Extended Stay America, Inc.	352	6,547
Pinnacle Entertainment, Inc.*	2,144	53,364
Vail Resorts, Inc.	817	71,602

		881,357

Independent Power & Renewable Electricity Producers — 1.9%
NRG Energy, Inc.(a)	16,653	520,573

Insurance — 3.1%
MetLife, Inc.(a)	9,162	509,499
Protective Life Corp.	898	62,600
Symetra Financial Corp.	3,690	83,615
W.R. Berkley Corp.	2,031	106,099
White Mountains Insurance Group Ltd.	154	97,601

		859,414

Internet & Catalog Retail — 3.5%
Amazon.com, Inc.*(a)	950	321,708
Netflix, Inc.*	637	220,778
Priceline Group, Inc. (The)*(a)	343	397,945
Wayfair, Inc. (Class A Stock)*	1,017	24,672

		965,103

Internet Software & Services — 7.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	4,562	509,302
Bankrate, Inc.*	1,408	16,459
Cornerstone OnDemand, Inc.*	918	29,165
Facebook, Inc. (Class A Stock)*(a)	9,112	708,002
Google, Inc. (Class A Stock)*	414	227,319
Google, Inc. (Class C Stock)*(a)	420	227,569
LinkedIn Corp. (Class A Stock)*(a)	2,045	462,722

		2,180,538

IT Services — 2.7%
Global Payments, Inc.	1,146	98,969
MasterCard, Inc. (Class A Stock)(a)	6,355	554,728
Vantiv, Inc. (Class A Stock)*	2,625	88,567

		742,264

Life Sciences Tools & Services — 0.2%
Fluidigm Corp.*	1,573	48,496

Machinery — 0.6%
CIRCOR International, Inc.	582	38,965
Crane Co.	788	46,516
NN, Inc.	1,214	25,700
Rexnord Corp.*	1,692	46,615
Terex Corp.	302	8,667
WABCO Holdings, Inc.*	114	11,699

		178,162

Media — 4.0%
Cinemark Holdings, Inc.	2,332	84,675
Comcast Corp. (Class A Stock)(a)	9,478	540,625
Walt Disney Co. (The)(a)	5,179	479,109

		1,104,409

Metals & Mining — 0.2%
Constellium NV (Netherlands) (Class A Stock)*	1,110	17,482
McEwen Mining, Inc.*	921	1,234
Reliance Steel & Aluminum Co.	623	39,835

		58,551

Multi-Utilities — 0.1%
Alliant Energy Corp.	269	16,912

Oil, Gas & Consumable Fuels — 3.9%
Anadarko Petroleum Corp.(a)	4,260	337,179
Cheniere Energy Partners LP Holdings LLC	2,412	51,906
Laredo Petroleum, Inc.*	255	2,665
Noble Energy, Inc.(a)	8,483	417,194
PDC Energy, Inc.*	994	29,333
Rosetta Resources, Inc.*	1,932	56,839
SemGroup Corp. (Class A Stock)	986	72,954
Targa Resources Corp.	433	49,423
Western Refining, Inc.	1,083	44,522
Whiting Petroleum Corp.*	591	24,686

		1,086,701

Pharmaceuticals — 7.2%
Actavis PLC*(a)	1,330	359,911
Aerie Pharmaceuticals, Inc.*	938	24,735
Allergan, Inc.(a)	2,419	517,400
Aratana Therapeutics, Inc.*	1,668	22,101
Bayer AG (Germany), ADR(a)	3,358	503,935
Pacira Pharmaceuticals, Inc.*	951	89,327
Shire PLC (Ireland), ADR	2,221	474,406

		1,991,815

Professional Services — 0.3%
Corporate Executive Board Co. (The)	598	43,780
Korn/Ferry International*	1,369	37,168
TrueBlue, Inc.*	369	8,468

		89,416

Real Estate Investment Trusts (REITs) — 1.3%
Capstead Mortgage Corp.	4,232	55,058
Chimera Investment Corp.	8,599	29,065
Colony Financial, Inc.	2,171	53,298
Hersha Hospitality Trust	6,411	47,506
MFA Financial, Inc.	12,309	103,149
Pebblebrook Hotel Trust	937	40,450
Summit Hotel Properties, Inc.	3,458	40,113

		368,639

Real Estate Management & Development — 0.3%
Forest City Enterprises, Inc. (Class A Stock)*	3,446	74,399

Road & Rail — 2.3%
Canadian Pacific Railway Ltd. (Canada)(a)	2,451	473,435
Heartland Express, Inc.	2,436	64,627
Hertz Global Holdings, Inc.*(a)	4,578	108,682

		646,744

Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.(a)	29,810	716,930
Cavium, Inc.*	2,045	115,747
Power Integrations, Inc.	555	27,839
Semtech Corp.*	1,247	31,749

		892,265

Software — 4.1%
Fortinet, Inc.*	1,621	44,675
Microsoft Corp.(a)	8,541	408,345
Qlik Technologies, Inc.*	2,444	75,348
salesforce.com, inc.*(a)	8,438	505,183
SolarWinds, Inc.*	2,104	109,240

		1,142,791

Specialty Retail — 1.1%
Chico’s FAS, Inc.	1,377	21,853
DSW, Inc. (Class A Stock)	1,768	62,729
Mattress Firm Holding Corp.*	1,724	122,456
Restoration Hardware Holdings, Inc.*	406	34,295
Ulta Salon Cosmetics & Fragrance, Inc.*	511	64,636

		305,969

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.(a)	6,495	772,450
Hewlett-Packard Co.(a)	11,393	445,011

		1,217,461

Textiles, Apparel & Luxury Goods — 2.0%
Deckers Outdoor Corp.*	837	80,955
G-III Apparel Group Ltd.*	443	39,201
Under Armour, Inc. (Class A Stock)*(a)	6,015	436,027

		556,183

TOTAL LONG-TERM INVESTMENTS (cost $17,456,028)		24,576,848

SHORT-TERM INVESTMENT — 12.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,508,933)(b)	3,508,933	3,508,933

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 101.0% (cost $20,964,961)(d)		28,085,781

SECURITIES SOLD SHORT (c) — (88.8)%
COMMON STOCKS — (53.6)%
Air Freight & Logistics — (1.2)%
United Parcel Service, Inc. (Class B Stock)	3,085	(339,103)

Banks — (2.4)%
First Niagara Financial Group, Inc.	32,815	(268,099)
Popular, Inc. (Puerto Rico)*	5,580	(182,131)
Zions Bancorporation	7,401	(207,672)

		(657,902)

Beverages — (1.4)%
Coca-Cola Co. (The)	8,533	(382,534)

Biotechnology — (0.7)%
Amgen, Inc.	974	(161,012)
Pharmacyclics, Inc.*	260	(36,241)

		(197,253)

Capital Markets — (0.3)%
Affiliated Managers Group, Inc.*	24	(4,886)

Financial Engines, Inc.	2,238	(73,138)

		(78,024)

Commercial Services & Supplies — (1.0)%
Waste Management, Inc.	5,474	(266,748)

Communications Equipment
Cisco Systems, Inc.	198	(5,473)

Consumer Finance — (0.8)%
American Express Co.	2,422	(223,841)

Distributors — (0.9)%
LKQ Corp.*	8,830	(256,512)

Diversified Financial Services — (1.8)%
Intercontinental Exchange, Inc.	1,292	(291,979)
Leucadia National Corp.	9,371	(216,751)

		(508,730)

Electric Utilities — (1.1)%
Duke Energy Corp.	3,726	(301,433)

Electrical Equipment
Emerson Electric Co.	76	(4,845)

Electronic Equipment, Instruments & Components — (0.9)%
Jabil Circuit, Inc.	11,815	(245,161)

Food & Staples Retailing — (1.2)%
Walgreen Co.	4,819	(330,632)

Food Products — (1.0)%
ConAgra Foods, Inc.	7,529	(274,959)
Hershey Co. (The)	51	(5,114)

		(280,073)

Gas Utilities — (0.3)%
WGL Holdings, Inc.	1,949	(95,248)

Health Care Equipment & Supplies — (3.2)%
Boston Scientific Corp.*	19,728	(253,899)
Medtronic, Inc.	4,650	(343,496)
Stryker Corp.	3,140	(291,737)

		(889,132)

Health Care Providers & Services — (0.4)%
AmerisourceBergen Corp.	1,051	(95,694)

Health Care Technology — (1.0)%
Cerner Corp.*	4,159	(267,840)

Hotels, Restaurants & Leisure — (0.9)%
Darden Restaurants, Inc.	4,529	(258,108)

Household Durables — (0.9)%
Jarden Corp.*	5,808	(256,423)

Household Products — (3.0)%
Colgate-Palmolive Co.	4,626	(321,924)
Procter & Gamble Co. (The)	5,724	(517,621)

		(839,545)

Independent Power & Renewable Electricity Producers — (0.9)%
AES Corp.	18,052	(250,381)

Industrial Conglomerates — (1.9)%
General Electric Co.	20,310	(538,012)

Insurance — (0.9)%
Loews Corp.	5,925	(246,717)

Internet & Catalog Retail — (0.1)%
Groupon, Inc.*	5,117	(38,531)

Internet Software & Services — (2.2)%
CoStar Group, Inc.*	1,543	(262,711)
eBay, Inc.*	6,003	(329,445)
NIC, Inc.	264	(4,757)
Rackspace Hosting, Inc.*	128	(5,877)
Web.com Group, Inc.*	579	(9,826)
Yelp, Inc.*	81	(4,624)

		(617,240)

IT Services — (2.3)%
Alliance Data Systems Corp.*	916	(261,857)
Cardtronics, Inc.*	126	(4,934)
Convergys Corp.	856	(17,848)
Leidos Holdings, Inc.	1,818	(73,465)
MAXIMUS, Inc.	100	(5,239)
Paychex, Inc.	5,528	(262,083)

		(625,426)

Machinery — (1.1)%
Ingersoll-Rand PLC	4,173	(263,149)
Proto Labs, Inc.*	561	(36,409)

		(299,558)

Media — (1.5)%
Charter Communications, Inc. (Class A Stock)*	1,014	(172,076)
Morningstar, Inc.	3,470	(231,588)
Sirius XM Holdings, Inc.*	2,818	(10,229)
Thomson Reuters Corp.	386	(15,286)

		(429,179)

Metals & Mining — (1.0)%
Newmont Mining Corp.	541	(9,954)
Nucor Corp.	4,839	(259,516)

		(269,470)

Oil, Gas & Consumable Fuels — (1.9)%
Antero Resources Corp*	1,682	(78,920)
Cabot Oil & Gas Corp.	156	(5,154)
Cheniere Energy, Inc.*	420	(27,716)
Energen Corp.	3,667	(218,993)
Pioneer Natural Resources Co.	1,440	(206,251)

		(537,034)

Paper & Forest Products — (0.2)%
Louisiana-Pacific Corp.*	3,721	(56,708)

Pharmaceuticals — (1.7)%
AbbVie, Inc.	77	(5,328)
Johnson & Johnson	198	(21,434)
Pfizer, Inc.	14,180	(441,707)

		(468,469)

Professional Services — (0.8)%
Advisory Board Co. (The)*	1,701	(72,463)
FTI Consulting, Inc.*	120	(4,652)

Nielsen Holdings NV	2,255	(94,191)
WageWorks, Inc.*	738	(43,114)

		(214,420)

Real Estate Investment Trusts (REITs) — (3.5)%
Health Care REIT, Inc.	3,770	(277,698)
Prologis, Inc.	6,375	(269,535)
Simon Property Group, Inc.	1,089	(196,891)
Ventas, Inc.	3,125	(223,594)

		(967,718)

Semiconductors & Semiconductor Equipment — (0.5)%
Altera Corp.	3,779	(142,166)
Microsemi Corp.*	187	(5,086)

		(147,252)

Software — (5.2)%
ANSYS, Inc.*	3,192	(266,596)
CommVault Systems, Inc.*	1,554	(73,504)
Fleetmatics Group PLC*	2,177	(76,609)
Guidewire Software, Inc.*	3,836	(193,603)
NetSuite, Inc.*	2,281	(241,216)
Oracle Corp.	8,193	(347,465)
Solera Holdings, Inc.	93	(4,898)
Tyler Technologies, Inc.*	2,206	(239,527)

		(1,443,418)

Specialty Retail — (1.2)%
Lowe’s Cos., Inc.	5,353	(341,682)

Technology Hardware, Storage & Peripherals
QLogic Corp.*	411	(4,743)

Tobacco — (1.4)%
Philip Morris International, Inc.	4,438	(385,795)

Trading Companies & Distributors
Fastenal Co.	110	(4,972)

Wireless Telecommunication Services — (0.9)%
Sprint Corp.*	25,420	(130,150)
T-Mobile U.S., Inc.*	288	(8,407)
Telephone & Data Systems, Inc.	3,903	(99,761)

		(238,318)

TOTAL COMMON STOCKS (proceeds received $14,246,225)		(14,905,297)

EXCHANGE TRADED FUNDS — (35.2)%
Consumer Discretionary Select Sector SPDR Fund	23,265	(1,670,660)
Consumer Staples Select Sector SPDR Fund	584	(28,791)
Energy Select Sector SPDR Fund	13,893	(1,108,939)
Financial Select Sector SPDR Fund	50,942	(1,242,985)
Health Care Select Sector SPDR Fund	18,053	(1,256,308)
Industrial Select Sector SPDR Fund	22,097	(1,257,540)
iShares NASDAQ Biotechnology ETF	1,343	(408,138)
Materials Select Sector SPDR Fund	6,058	(297,811)
SPDR S&P 500 ETF Trust	6,022	(1,247,758)
Technology Select Sector SPDR Fund	29,958	(1,272,916)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds received $9,085,971)		(9,791,846)

TOTAL SECURITIES SOLD SHORT (proceeds received $23,332,196)		(24,697,143)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 12.2% (proceeds received $2,367,235)(d)	3,388,638
Other assets in excess of liabilities — 87.8%	24,413,030

NET ASSETS — 100.0%	$27,801,668

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for short contracts.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The aggregate value of securities sold short is $24,697,143. Deposit with Pershing in an amount of $24,443,580, combined with aggregate value of securities segregated as collateral in the amount of $14,475,593, exceeds the value of securities sold short as of November 30, 2014. Securities sold short are subject to contractual netting arrangements.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$23,712,811

Appreciation	4,763,537
Depreciation	(390,567)

Net Unrealized Appreciation	$4,372,970

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Long Positions
Common Stocks
Aerospace & Defense	$324,065	$—	$—
Airlines	144,790	—	—
Auto Components	16,707	—	—
Automobiles	844,711	—	—
Banks	1,065,470	—	—
Biotechnology	1,743,472	—	—
Capital Markets	45,954	—	—
Chemicals	285,848	—	—
Commercial Services & Supplies	136,672	—	—
Construction & Engineering	35,194	—	—
Consumer Finance	366,446	—	—
Diversified Consumer Services	24,890	—	—
Diversified Telecommunication Services	69,434	—	—
Electric Utilities	75,021	—	—
Electrical Equipment	22,437	—	—
Electronic Equipment, Instruments & Components	633,610	—	—
Energy Equipment & Services	824,182	—	—
Food & Staples Retailing	98,856	—	—

Food Products	1,426,711	—	—
Health Care Equipment & Supplies	8,962	—	—
Health Care Providers & Services	455,254	—	—
Hotels, Restaurants & Leisure	881,357	—	—
Independent Power & Renewable Electricity Producers	520,573	—	—
Insurance	859,414	—	—
Internet & Catalog Retail	965,103	—	—
Internet Software & Services	2,180,538	—	—
IT Services	742,264	—	—
Life Sciences Tools & Services	48,496	—	—
Machinery	178,162	—	—
Media	1,104,409	—	—
Metals & Mining	58,551	—	—
Multi-Utilities	16,912	—	—
Oil, Gas & Consumable Fuels	1,086,701	—	—
Pharmaceuticals	1,991,815	—	—
Professional Services	89,416	—	—
Real Estate Investment Trusts (REITs)	368,639	—	—
Real Estate Management & Development	74,399	—	—
Road & Rail	646,744	—	—
Semiconductors & Semiconductor Equipment	892,265	—	—
Software	1,142,791	—	—
Specialty Retail	305,969	—	—
Technology Hardware, Storage & Peripherals	1,217,461	—	—
Textiles, Apparel & Luxury Goods	556,183	—	—
Affiliated Money Market Mutual Fund	3,508,933	—	—
Securities Sold Short
Common Stocks
Air Freight & Logistics	(339,103)	—	—
Banks	(657,902)	—	—
Beverages	(382,534)	—	—
Biotechnology	(197,253)	—	—
Capital Markets	(78,024)	—	—
Commercial Services & Supplies	(266,748)	—	—
Communications Equipment	(5,473)	—	—
Consumer Finance	(223,841)	—	—
Distributors	(256,512)	—	—
Diversified Financial Services	(508,730)	—	—
Electric Utilities	(301,433)	—	—
Electrical Equipment	(4,845)	—	—
Electronic Equipment, Instruments & Components	(245,161)	—	—
Food & Staples Retailing	(330,632)	—	—
Food Products	(280,073)	—	—
Gas Utilities	(95,248)	—	—
Health Care Equipment & Supplies	(889,132)	—	—
Health Care Providers & Services	(95,694)	—	—
Health Care Technology	(267,840)	—	—
Hotels, Restaurants & Leisure	(258,108)	—	—
Household Durables	(256,423)	—	—
Household Products	(839,545)	—	—
Independent Power & Renewable Electricity Producers	(250,381)	—	—
Industrial Conglomerates	(538,012)	—	—
Insurance	(246,717)	—	—
Internet & Catalog Retail	(38,531)	—	—
Internet Software & Services	(617,240)	—	—
IT Services	(625,426)	—	—
Machinery	(299,558)	—	—
Media	(429,179)	—	—
Metals & Mining	(269,470)	—	—
Oil, Gas & Consumable Fuels	(537,034)	—	—
Paper & Forest Products	(56,708)	—	—
Pharmaceuticals	(468,469)	—	—
Professional Services	(214,420)	—	—
Real Estate Investment Trusts (REITs)	(967,718)	—	—
Semiconductors & Semiconductor Equipment	(147,252)	—	—
Software	(1,443,418)	—	—

Specialty Retail	(341,682)	—	—
Technology Hardware, Storage & Peripherals	(4,743)	—	—
Tobacco	(385,795)	—	—
Trading Companies & Distributors	(4,972)	—	—
Wireless Telecommunication Services	(238,318)	—	—
Exchange Traded Funds	(9,791,846)	—	—

Total	$3,388,638	$—	$—

Prudential Jennison Select Growth Fund

Schedule of Investments

as of November 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aerospace & Defense — 1.4%
Boeing Co. (The)	41,423	$5,565,594

Automobiles — 1.8%
Tesla Motors, Inc.*(a)	28,346	6,931,164

Biotechnology — 10.3%
Alexion Pharmaceuticals, Inc.*	42,990	8,378,751
Biogen Idec, Inc.*	36,215	11,142,993
Celgene Corp.*	103,939	11,816,825
Gilead Sciences, Inc.*	88,255	8,853,742

		40,192,311

Capital Markets — 2.0%
Morgan Stanley	218,771	7,696,364

Energy Equipment & Services — 2.6%
Schlumberger Ltd.	115,907	9,962,207

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	64,784	9,207,102

Food Products — 1.5%
Mondelez International, Inc. (Class A Stock)	148,697	5,828,922

Hotels, Restaurants & Leisure — 4.2%
Marriott International, Inc. (Class A Stock)	101,412	7,990,252
Starbucks Corp.	101,702	8,259,219

		16,249,471

Internet & Catalog Retail — 8.1%
Amazon.com, Inc.*	32,407	10,974,307
Netflix, Inc.*	20,062	6,953,289
Priceline Group, Inc. (The)*	8,039	9,326,767
TripAdvisor, Inc.*	55,593	4,094,424

		31,348,787

Internet Software & Services — 16.6%
Alibaba Group Holding Ltd. (China), ADR*	118,259	13,202,435
Facebook, Inc. (Class A Stock)*	265,824	20,654,525
Google, Inc. (Class A Stock)*	14,533	7,979,780
Google, Inc. (Class C Stock)*	15,139	8,202,764
LinkedIn Corp. (Class A Stock)*(a)	39,250	8,881,097
Twitter, Inc.*	136,768	5,708,696

		64,629,297

IT Services — 5.6%
FleetCor Technologies, Inc.*	49,743	7,555,464
MasterCard, Inc. (Class A Stock)	164,933	14,397,002

		21,952,466

Life Sciences Tools & Services — 1.9%
Illumina, Inc.*	38,607	7,369,690

Media — 3.3%
Walt Disney Co. (The)	140,551	13,002,373

Oil, Gas & Consumable Fuels — 1.2%
Concho Resources, Inc.*	50,456	4,805,934

Pharmaceuticals — 4.2%
Allergan, Inc.	31,195	6,672,299
Bristol-Myers Squibb Co.	163,190	9,636,369

		16,308,668

Road & Rail — 2.6%
Canadian Pacific Railway Ltd. (Canada)	52,628	10,165,625

Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	223,549	5,376,354

Software — 9.0%
Adobe Systems, Inc.*	98,633	7,267,279
Red Hat, Inc.*	118,024	7,335,192
salesforce.com, inc.*(a)	160,757	9,624,521
Splunk, Inc.*	88,077	5,909,967
Workday, Inc. (Class A Stock)*(a)	53,718	4,676,152

		34,813,111

Specialty Retail — 3.6%
Inditex SA (Spain), ADR	543,197	7,887,221
Tiffany & Co.	57,208	6,173,887

		14,061,108

Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	226,895	26,984,622

Textiles, Apparel & Luxury Goods — 4.6%
Burberry Group PLC (United Kingdom)	147,129	3,784,527
NIKE, Inc. (Class B Stock)	143,923	14,290,114

		18,074,641

Wireless Telecommunication Services — 2.0%
SBA Communications Corp. (Class A Stock)*	62,947	7,658,762

TOTAL LONG-TERM INVESTMENTS (cost $229,948,748)		378,184,573

SHORT-TERM INVESTMENT — 9.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $36,253,879; includes $21,794,002 of cash collateral for securities on loan)(b)(c)	36,253,879	36,253,879

TOTAL INVESTMENTS — 106.5% (cost $266,202,627)(d)		414,438,452
Liabilities in excess of other assets — (6.5)%		(25,383,422)

NET ASSETS — 100.0%		$389,055,030

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,212,309; cash collateral of $21,794,002 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$269,280,085

Appreciation	150,099,650
Depreciation	(4,941,283)

Net Unrealized Appreciation	$145,158,367

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,565,594	$—	$—
Automobiles	6,931,164	—	—
Biotechnology	40,192,311	—	—
Capital Markets	7,696,364	—	—
Energy Equipment & Services	9,962,207	—	—
Food & Staples Retailing	9,207,102	—	—
Food Products	5,828,922	—	—
Hotels, Restaurants & Leisure	16,249,471	—	—
Internet & Catalog Retail	31,348,787	—	—
Internet Software & Services	64,629,297	—	—
IT Services	21,952,466	—	—
Life Sciences Tools & Services	7,369,690	—	—
Media	13,002,373	—	—
Oil, Gas & Consumable Fuels	4,805,934	—	—
Pharmaceuticals	16,308,668	—	—
Road & Rail	10,165,625	—	—
Semiconductors & Semiconductor Equipment	5,376,354	—	—
Software	34,813,111	—	—
Specialty Retail	14,061,108	—	—
Technology Hardware, Storage & Peripherals	26,984,622	—	—
Textiles, Apparel & Luxury Goods	14,290,114	3,784,527	—
Wireless Telecommunication Services	7,658,762	—	—
Affiliated Money Market Mutual Fund	36,253,879	—	—

Total	$410,653,925	$3,784,527	$—

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of November 30, 2014 (Unaudited)

				Shares	Value
LONG-TERM INVESTMENTS — 84.1%
AFFILIATED MUTUAL FUNDS — 62.1%
Prudential International Real Estate Fund (Class Z)				1,368,917	$14,866,438
Prudential Jennison Global Infrastructure Fund (Class Z)				1,287,768	15,955,449
Prudential Jennison MLP Fund (Class Z)				944,245	10,594,426
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*				52,651	2,243,974
Prudential Short Duration High Yield Income Fund (Class Q)				559,998	5,336,781
Prudential US Real Estate Fund (Class Z)				1,171,755	17,295,101

TOTAL AFFILIATED MUTUAL FUNDS (cost $59,634,372)(a)					66,292,169

	Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 22.0%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/16 - 01/15/23		8,890	9,182,338
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	07/15/23		655	671,576
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	07/15/21 - 01/15/24		820	855,736
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42		805	809,450
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	01/15/20 - 02/15/44		1,830	2,125,420
U.S. Treasury Inflation Indexed Bonds, TIPS	1.625%	01/15/18		295	355,684
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%	01/15/28		985	1,275,224
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%	01/15/16		690	849,872
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	01/15/19 - 02/15/41		1,275	1,604,796
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/17 - 01/15/27		2,805	3,875,892
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%	07/15/16 - 01/15/29		510	649,254
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375%	04/15/32		160	305,294
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28		150	305,445
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29		300	625,327

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,360,943)					23,491,308

TOTAL LONG-TERM INVESTMENTS (cost $82,995,315)					89,783,477

SHORT-TERM INVESTMENTS — 14.1%
U.S. TREASURY OBLIGATIONS(b)(c) — 12.9%
U.S. Treasury Bills	0.015%	02/19/15		12,400	12,399,926
U.S. Treasury Bills	0.015%	02/19/15	(d)	1,100	1,099,993
U.S. Treasury Bills	0.024%	12/18/14	(d)	200	199,999
U.S. Treasury Bills	0.045%	03/19/15	(d)	100	99,993

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,799,534)					13,799,911

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 1.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,229,282)(a)				1,229,282	1,229,282

TOTAL SHORT-TERM INVESTMENTS (cost $15,028,816)					15,029,193

TOTAL INVESTMENTS — 98.2% (cost $98,024,131)(e)	104,812,670
Other assets in excess of liabilities(f) — 1.8%	1,940,528

NET ASSETS — 100.0%	$106,753,198

The following abbreviations are used in the portfolio descriptions:

MLP	Master Limited Partnership
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Rate shown is the effective yield at purchase date.
(c)	Represents security held in the Cayman Subsidiary.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$101,963,605

Appreciation	3,590,331
Depreciation	(741,266)

Net Unrealized Appreciation	$2,849,065

The book basis may differ from tax basis due to certain tax-related adjustments.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity futures contracts open at November 30, 2014(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2014	Unrealized Appreciation (Depreciation)(2)(3)
	Long Positions:
12	Brent Crude	Mar. 2015	$1,005,310	$853,680	$(151,630)
8	Coffee ‘C’	Mar. 2015	562,669	562,350	(319)
7	Copper	Mar. 2015	533,196	498,050	(35,146)
7	Copper	Sep. 2015	527,926	499,363	(28,563)
54	Corn	Mar. 2015	1,040,950	1,049,625	8,675
6	Cotton No. 2	Mar. 2015	187,075	180,240	(6,835)
6	Gasoline RBOB	Jan. 2015	583,817	460,555	(123,262)
25	Gold 100 OZ	Feb. 2015	2,943,300	2,938,750	(4,550)
3	Hard Red Winter Wheat	Mar. 2015	87,925	96,000	8,075
3	Hard Red Winter Wheat	Jul. 2015	93,500	95,325	1,825
4	Lean Hogs	Feb. 2015	143,560	141,160	(2,400)
1	Lean Hogs	Oct. 2015	32,080	32,400	320
5	Live Cattle	Feb. 2015	338,200	338,450	250
1	Live Cattle	Jun. 2015	58,990	64,520	5,530
2	LME Nickel	Dec. 2014	230,376	194,796	(35,580)
2	LME Nickel	Jan. 2015	197,622	195,084	(2,538)
2	LME Nickel	Mar. 2015	224,844	195,504	(29,340)
10	LME PRI Aluminum	Dec. 2014	485,085	502,375	17,290
10	LME PRI Aluminum	Jan. 2015	492,612	501,875	9,263
6	LME PRI Aluminum	Mar. 2015	308,861	301,350	(7,511)
5	LME PRI Aluminum	Jun. 2015	256,918	251,750	(5,168)
6	LME Zinc	Dec. 2014	323,668	331,688	8,020
4	LME Zinc	Jan. 2015	232,926	221,225	(11,701)

1	LME Zinc	Mar. 2015	58,325	55,425	(2,900)
2	LME Zinc	Jun. 2015	114,786	111,175	(3,611)
18	Natural Gas	Jan. 2015	740,930	735,840	(5,090)
8	Natural Gas	Mar. 2015	328,625	322,240	(6,385)
7	Natural Gas	Apr. 2015	265,655	255,780	(9,875)
12	No. 2 Soft Red Winter Wheat	Mar. 2015	318,050	347,100	29,050
6	No. 2 Soft Red Winter Wheat	Sep. 2015	169,600	178,950	9,350
6	NY Harbor ULSD	Jan. 2015	633,099	544,622	(88,477)
9	Silver	Mar. 2015	707,155	700,020	(7,135)
12	Soybean	Jan. 2015	568,600	609,600	41,000
2	Soybean	May 2015	122,925	102,925	(20,000)
5	Soybean Meal	Jan. 2015	154,370	183,150	28,780
2	Soybean Meal	May 2015	60,310	68,580	8,270
4	Soybean Meal	Dec. 2015	133,330	132,360	(970)
14	Soybean Oil	Jan. 2015	279,336	271,236	(8,100)
6	Soybean Oil	Mar. 2015	136,560	116,676	(19,884)
36	Sugar #11 (World)	Mar. 2015	656,544	628,589	(27,955)
14	WTI Crude	Jan. 2015	1,162,440	926,100	(236,340)
1	WTI Crude	Jun. 2015	81,380	67,100	(14,280)

					(719,847)

	Short Positions:
2	LME Nickel	Dec. 2014	224,124	194,796	29,328
10	LME PRI Aluminum	Dec. 2014	504,481	502,375	2,106
1	LME PRI Aluminum	Jan. 2015	51,471	50,188	1,283
6	LME PRI Aluminum	Mar. 2015	306,650	301,350	5,300
6	LME Zinc	Dec. 2014	338,204	331,688	6,516
1	LME Zinc	Mar. 2015	56,856	55,425	1,431

					45,964

					$(673,883)

(1)	Represents positions held in the Cayman Subsidiary.
(2)	U.S. Treasury securities with combined market values of $1,099,993 and $299,992 have been segregated with Credit Suisse First Boston Corp. and Goldman Sachs & Co. respectively to cover requirements for open futures contracts at November 30, 2014. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of November 30, 2014.
(3)	The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of November 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$67,521,451	$—	$—
U.S. Treasury Obligations	—	37,291,219	—
Other Financial Instruments*
Futures Contracts	(673,883)	—	—

Total	$66,847,568	$37,291,219	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Prudential Strategic Value Fund

Schedule of Investments

as of November 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 1.8%
Huntington Ingalls Industries, Inc.	900	$98,073
L-3 Communications Holdings, Inc.	3,300	411,180
Lockheed Martin Corp.	2,300	440,588
Northrop Grumman Corp.	3,100	436,883

		1,386,724

Air Freight & Logistics — 0.1%
FedEx Corp.	200	35,636

Airlines — 3.7%
Alaska Air Group, Inc.	12,600	743,778
Delta Air Lines, Inc.	18,300	854,061
Southwest Airlines Co.	14,200	593,844
United Continental Holdings, Inc.*	10,000	612,300

		2,803,983

Auto Components — 1.1%
Lear Corp.	7,200	690,552
TRW Automotive Holdings Corp.*	1,600	165,440

		855,992

Automobiles — 0.8%
Ford Motor Co.	38,600	607,178

Banks — 14.9%
Bank of America Corp.	75,219	1,281,732
BB&T Corp.	2,800	105,252
BOK Financial Corp.	2,600	167,570
CIT Group, Inc.	7,700	375,760
Citigroup, Inc.	24,800	1,338,456
East West Bancorp, Inc.	9,800	360,346
Fifth Third Bancorp	3,700	74,444
Fulton Financial Corp.	25,200	300,888
Huntington Bancshares, Inc.	2,900	29,319
JPMorgan Chase & Co.	33,300	2,003,328
KeyCorp	29,100	392,850
PNC Financial Services Group, Inc. (The)	7,800	682,266
Regions Financial Corp.	40,200	404,814
SunTrust Banks, Inc.	14,400	565,776
U.S. Bancorp	20,800	919,360
Wells Fargo & Co.	42,156	2,296,659

		11,298,820

Capital Markets — 1.4%
Morgan Stanley	22,000	773,960
State Street Corp.	3,200	245,536

		1,019,496

Chemicals — 2.2%
Celanese Corp. (Class A Stock)	10,200	612,714
Eastman Chemical Co.	6,400	530,688
LyondellBasell Industries NV (Class A Stock)	6,600	520,476

		1,663,878

Commercial Services & Supplies — 0.7%
ADT Corp. (The)	6,500	227,110
Pitney Bowes, Inc.	13,200	324,984

		552,094

Communications Equipment — 3.5%
Brocade Communications Systems, Inc.	47,100	532,701
Cisco Systems, Inc.	58,000	1,603,120
Harris Corp.	7,100	508,857

		2,644,678

Consumer Finance — 2.9%
American Express Co.	4,200	388,164
Capital One Financial Corp.	11,200	931,840
Discover Financial Services	12,800	839,040

		2,159,044

Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc. (Class B Stock)*	11,100	1,650,459
NASDAQ OMX Group, Inc. (The)	7,700	345,807

		1,996,266

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	23,320	825,062
CenturyLink, Inc.	1,800	73,386
Intelsat SA*	1,000	17,610
Verizon Communications, Inc.	11,000	556,490

		1,472,548

Electric Utilities — 5.5%
American Electric Power Co., Inc.	10,000	575,500
Duke Energy Corp.	9,400	760,460
Edison International	12,300	781,788
Entergy Corp.	4,300	360,770
Exelon Corp.	12,800	462,976
FirstEnergy Corp.	6,900	254,472
Pinnacle West Capital Corp.	3,400	214,982
PPL Corp.	14,400	511,632
Xcel Energy, Inc.	7,200	244,368

		4,166,948

Electronic Equipment, Instruments & Components — 0.6%
Jabil Circuit, Inc.	20,800	431,600

Energy Equipment & Services — 1.9%
National Oilwell Varco, Inc.	7,500	502,800
Oil States International, Inc.*	9,300	463,605
Superior Energy Services, Inc.	7,900	152,549
Unit Corp.*	9,300	355,446

		1,474,400

Food & Staples Retailing — 1.1%
Kroger Co. (The)	12,000	718,080
Wal-Mart Stores, Inc.	1,600	140,064

		858,144

Food Products — 3.4%
Archer-Daniels-Midland Co.	15,200	800,736
Bunge Ltd.	7,500	680,775
ConAgra Foods, Inc.	12,400	452,848
Pilgrim’s Pride Corp.*	19,500	629,850

		2,564,209

Gas Utilities — 0.7%
AGL Resources, Inc.	1,900	99,389
UGI Corp.	11,850	446,863

		546,252

Health Care Providers & Services — 4.7%
Aetna, Inc.	9,300	811,332
Anthem, Inc.	7,900	1,010,489
Cigna Corp.	7,900	812,831
HCA Holdings, Inc.*	12,500	871,125
UnitedHealth Group, Inc.	500	49,315

		3,555,092

Hotels, Restaurants & Leisure — 0.1%
Royal Caribbean Cruises Ltd.	1,000	73,740

Household Products — 1.4%
Procter & Gamble Co. (The)	11,900	1,076,117

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	7,200	99,864

Industrial Conglomerates — 3.2%
General Electric Co.	92,800	2,458,272

Insurance — 6.0%
ACE Ltd.	5,400	617,436
Allied World Assurance Co. Holdings AG	6,000	226,200
Allstate Corp. (The)	2,600	177,190
American Financial Group, Inc.	8,700	525,393
American International Group, Inc.	16,200	887,760
Aspen Insurance Holdings Ltd.	3,300	145,959
Axis Capital Holdings Ltd.	7,100	355,355
Endurance Specialty Holdings Ltd.	5,700	336,186
Hanover Insurance Group, Inc. (The)	5,100	363,528
HCC Insurance Holdings, Inc.	300	15,921
Loews Corp.	2,200	91,608
PartnerRe Ltd.	3,100	361,181
Reinsurance Group of America, Inc.	4,500	385,740
Unum Group	2,000	66,440

		4,555,897

IT Services — 1.0%
Computer Sciences Corp.	1,000	63,380
DST Systems, Inc.	4,200	416,850
Xerox Corp.	22,200	309,912

		790,142

Media — 0.3%
DIRECTV*	2,600	228,046

Multiline Retail — 0.6%
Macy’s, Inc.	7,100	460,861

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	11,400	476,292

Oil, Gas & Consumable Fuels — 10.8%
Anadarko Petroleum Corp.	3,100	245,365
Apache Corp.	5,400	346,086
Chesapeake Energy Corp.	14,900	301,874
Chevron Corp.	14,400	1,567,728
Cimarex Energy Co.	1,400	146,930
ConocoPhillips	14,096	931,323
Exxon Mobil Corp.	33,800	3,060,252
Marathon Oil Corp.	12,300	355,716
Occidental Petroleum Corp.	9,400	749,838
Phillips 66	2,800	204,456
Southwestern Energy Co.*	10,100	325,018

		8,234,586

Pharmaceuticals — 5.5%
Eli Lilly & Co.	5,600	381,472
Johnson & Johnson	12,300	1,331,475
Merck & Co., Inc.	8,900	537,560
Pfizer, Inc.	62,356	1,942,389

		4,192,896

Real Estate Investment Trusts (REITs) — 3.8%
Annaly Capital Management, Inc.	26,900	309,888
Apartment Investment & Management Co. (Class A Stock)	8,700	324,075
CBL & Associates Properties, Inc.	11,400	221,730
Chimera Investment Corp.	67,800	229,164
Equity LifeStyle Properties, Inc.	6,000	297,660
Hospitality Properties Trust	7,500	229,500
MFA Financial, Inc.	31,400	263,132
Piedmont Office Realty Trust, Inc. (Class A Stock)	15,500	291,400
Post Properties, Inc.	5,700	333,906
Senior Housing Properties Trust	15,900	358,227

		2,858,682

Road & Rail — 0.8%
AMERCO	2,200	612,040

Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	50,500	1,881,125

Software — 1.2%
CA, Inc.	4,600	143,290
Microsoft Corp.	5,900	282,079
Symantec Corp.	17,700	461,793

		887,162

Specialty Retail — 1.8%
Best Buy Co., Inc.	13,800	543,858
Gap, Inc. (The)	3,800	150,480
Murphy USA, Inc.*	10,600	675,432

		1,369,770

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	4,800	570,864
Hewlett-Packard Co.	30,900	1,206,954
Western Digital Corp.	5,700	588,639

		2,366,457

Trading Companies & Distributors — 0.9%
United Rentals, Inc.*	5,800	657,198

TOTAL LONG-TERM INVESTMENTS (cost $58,379,096)		75,372,129

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $394,325)(a)	394,325	394,325

TOTAL INVESTMENTS — 99.7% (cost $58,773,421)(b)	75,766,454
Other assets in excess of liabilities — 0.3%	196,699

NET ASSETS — 100.0%	$75,963,153

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$58,805,819

Appreciation	18,581,165
Depreciation	(1,620,530)

Net Unrealized Appreciation	$16,960,635

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,386,724	$—	$—
Air Freight & Logistics	35,636	—	—
Airlines	2,803,983	—	—
Auto Components	855,992	—	—
Automobiles	607,178	—	—
Banks	11,298,820	—	—
Capital Markets	1,019,496	—	—
Chemicals	1,663,878	—	—
Commercial Services & Supplies	552,094	—	—
Communications Equipment	2,644,678	—	—
Consumer Finance	2,159,044	—	—
Diversified Financial Services	1,996,266	—	—
Diversified Telecommunication Services	1,472,548	—	—
Electric Utilities	4,166,948	—	—
Electronic Equipment, Instruments & Components	431,600	—	—
Energy Equipment & Services	1,474,400	—	—
Food & Staples Retailing	858,144	—	—
Food Products	2,564,209	—	—
Gas Utilities	546,252	—	—
Health Care Providers & Services	3,555,092	—	—
Hotels, Restaurants & Leisure	73,740	—	—
Household Products	1,076,117	—	—
Independent Power & Renewable Electricity Producers	99,864	—	—
Industrial Conglomerates	2,458,272	—	—
Insurance	4,555,897	—	—
IT Services	790,142	—	—
Media	228,046	—	—
Multiline Retail	460,861	—	—
Multi-Utilities	476,292	—	—
Oil, Gas & Consumable Fuels	8,234,586	—	—

Pharmaceuticals	4,192,896	—	—
Real Estate Investment Trusts (REITs)	2,858,682	—	—
Road & Rail	612,040	—	—
Semiconductors & Semiconductor Equipment	1,881,125	—	—
Software	887,162	—	—
Specialty Retail	1,369,770	—	—
Technology Hardware, Storage & Peripherals	2,366,457	—	—
Trading Companies & Distributors	657,198	—	—
Affiliated Money Market Mutual Fund	394,325	—	—

Total	$75,766,454	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Short Sales: The Prudential Jennison Market Neutral Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. Securities sold short are marked-to-market on a daily basis using the last sale price.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date January 19, 2015

*	Print the name and title of each signing officer under his or her signature.